FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2024	December 31, 2023
	Canadian dollar	Canadian dollar
Cash and cash equivalents	41,121	56,876
Advances receivable and prepaids	417,142	420,120
Accounts payable and accrued liabilities	(480,171)	(653,175)
Due from related parties	27,012	714,283
Employee retention allowance	(234,471)	(234,471)
Loans	-	(40,000)
Total foreign currency financial assets and liabilities	(229,367)	263,632
Foreign exchange closing rate	0.6950	0.7561
Total foreign currency financial assets and liabilities in US $	(159,410)	199,335
Impact of a 10% strengthening of the US $ on net loss	(15,941)	19,934

Disclosure of credit risk [Table Text Block]
	December 31 2024	December 31, 2023
Cash and cash equivalents	$1,498,698	$639,680
Advances receivable and prepaid expenses	$1,144,014	$408,729
	$2,642,712	$1,048,409

Disclosure of detailed information about capital management [Table Text Block]
	December 31 2024	December 31, 2023
Share capital	$100,389,242	$100,184,783
Reserves	$13,149,658	$12,511,661
Deficit	$(95,288,125)	$(91,128,928)
	$18,250,775	$21,567,516